Leases - Schedule of amounts recognized in statement of cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Leases [Abstract]
Total cash outflow for leases	$ (121,881)	$ (33,879)	$ (21,942)
Total cash inflow for leases	$ 1,263	$ 1,591	$ 1,706